Equity Accounted Investments - Additional Information 2 (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2011 USD ($) Vessel	Dec. 31, 2015 USD ($) Vessel m³	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		17.62%
Equity income | $		$ 102,871	$ 128,114	$ 136,538
Unrealized gain (loss) on interest rate swaps | $		$ 5,900	$ 1,100	$ 31,200
Remora AS [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		49.00%
Teekay LNG [Member] | Exmar LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel		2
Teekay LNG [Member] | Exmar LNG Joint Venture [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Teekay LNG [Member] | Exmar LNG Joint Venture [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		49.00%
Teekay Tankers [Member] | High-Q Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		52.00%
Sevan [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%	43.00%	43.00%
Investment in equity private placement | $	$ 25,000
Quoted market value of investment of existing contract | $		$ 44,900	$ 61,400
Sevan [Member] | FPSO [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	2
Angola LNG Carriers [Member] | Newbuildings [Member] | Teekay LNG [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		33.00%
Number of vessels | Vessel		4
Volume of vessels | m³		160,400
Skaugen Petrotrans [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
RasGas 3 Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel		4
RasGas 3 Joint Venture [Member] | Teekay LNG [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		40.00%